FINANCIAL AND CAPITAL RISK MANAGEMENT - Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Current financial assets	¥ 28,357,749	¥ 24,040,780
Non-current financial assets	351,386	1,654,457
Total financial assets	28,709,135	25,695,237
OTHER CURRENT LIABILITIES
Current financial liabilities	47,246,652	59,144,273
Non-current financial liabilities	64,976,713	58,555,014
Total financial liabilities		117,699,287
Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	68,871	26,684
Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	24,506,122	34,707,283
Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	7,166,216	8,965,952
Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	15,505,443	15,444,354
Financial liabilities included in other non-current liabilities
OTHER CURRENT ASSETS
Total financial assets	1,036,917	880,864
OTHER CURRENT LIABILITIES
Non-current financial liabilities	880,864	1,036,917
Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	64,095,849	57,518,097
Total financial liabilities	112,223,365
Held for trading
OTHER CURRENT LIABILITIES
Current financial liabilities	68,871	26,684
Total financial liabilities		26,684
Held for trading | Financial liabilities at fair value through profit or loss
OTHER CURRENT LIABILITIES
Current financial liabilities	68,871	26,684
Held for trading | Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Total financial liabilities	68,871
Financial liabilities at amortized cost
OTHER CURRENT LIABILITIES
Current financial liabilities	47,177,781	59,117,589
Non-current financial liabilities	64,976,713	58,555,014
Total financial liabilities		117,672,603
Financial liabilities at amortized cost | Interest-bearing loans and borrowings
OTHER CURRENT LIABILITIES
Current financial liabilities	24,506,122	34,707,283
Financial liabilities at amortized cost | Financial liabilities included in other payables and accrued liabilities
OTHER CURRENT LIABILITIES
Current financial liabilities	7,166,216	8,965,952
Financial liabilities at amortized cost | Trade and notes payables
OTHER CURRENT LIABILITIES
Current financial liabilities	15,505,443	15,444,354
Financial liabilities at amortized cost | Financial liabilities included in other non-current liabilities
OTHER CURRENT LIABILITIES
Non-current financial liabilities	880,864	1,036,917
Financial liabilities at amortized cost | Interest bearing loans and borrowings
OTHER CURRENT LIABILITIES
Non-current financial liabilities	64,095,849	57,518,097
Total financial liabilities	112,154,494
Trade receivables
OTHER CURRENT ASSETS
Current financial assets	3,066,654	4,753,210
Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	3,838,196	4,560,437
Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		17,311
Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,324,748	1,056,037
Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	17,853,244	9,671,477
Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	2,274,907	3,982,308
Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	239,538	1,526,703
Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	111,848	127,754
Held for trading
OTHER CURRENT ASSETS
Current financial assets		17,311
Total financial assets		17,311
Held for trading | Financial assets at fair value through profit or loss
OTHER CURRENT ASSETS
Current financial assets		17,311
At amortized cost
OTHER CURRENT ASSETS
Current financial assets	25,660,483	19,463,032
Non-current financial assets	111,848	127,754
Total financial assets	25,772,331	19,590,786
At amortized cost | Trade receivables
OTHER CURRENT ASSETS
Current financial assets	3,066,654	4,753,210
At amortized cost | Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	1,140,930
At amortized cost | Restricted cash and time deposits
OTHER CURRENT ASSETS
Current financial assets	1,324,748	1,056,037
At amortized cost | Cash and cash equivalents
OTHER CURRENT ASSETS
Current financial assets	17,853,244	9,671,477
At amortized cost | Financial assets in other current assets
OTHER CURRENT ASSETS
Current financial assets	2,274,907	3,982,308
At amortized cost | Other non-current assets
OTHER CURRENT ASSETS
Non-current financial assets	111,848	127,754
Equity investments designated at fair value through other comprehensive income [member]
OTHER CURRENT ASSETS
Non-current financial assets	239,538	1,526,703
Total financial assets	239,538	1,526,703
Equity investments designated at fair value through other comprehensive income [member] | Other financial assets measured at fair value
OTHER CURRENT ASSETS
Non-current financial assets	239,538	1,526,703
Debt instrument at fair value through other comprehensive income
OTHER CURRENT ASSETS
Current financial assets	2,697,266	4,560,437
Total financial assets	2,697,266	4,560,437
Debt instrument at fair value through other comprehensive income | Notes receivables [member]
OTHER CURRENT ASSETS
Current financial assets	¥ 2,697,266	¥ 4,560,437